(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.81%	1.56%	1.56%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	847	1,086	1,769
Class B	659	822	1,139	1,812
Class C	259	522	939	2,102

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	159	522	939	1,812
Class C	159	522	939	2,102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index℠. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index℠, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index℠. As of February 28, 2013, the Dow Jones Target Today Index℠ included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +7.24%

Lowest Quarter:  3rd Quarter 2008 -3.37%

Year-to-date total return as of 3/31/2013 is +0.18%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 01, 1994	(1.47%)	3.02%	4.42%
Class A After Taxes on Distributions	Mar. 01, 1994	(2.11%)	2.17%	3.49%
Class A After Taxes on Distributions and Sales	Mar. 01, 1994	(0.80%)	2.10%	3.33%
Class B	Aug. 01, 1998	(1.31%)	3.10%	4.51%
Class C	Dec. 01, 1998	2.69%	3.46%	4.27%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.83%	1.58%	1.58%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	851	1,089	1,773
Class B	661	826	1,143	1,816
Class C	261	526	943	2,106

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	161	526	943	1,816
Class C	161	526	943	2,106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index℠. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index℠ included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +9.19%

Lowest Quarter:  3rd Quarter 2008 -5.59%

Year-to-date total return as of 3/31/2013 is +0.83%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 01, 1994	(0.61%)	2.18%	4.88%
Class A After Taxes on Distributions	Mar. 01, 1994	(1.25%)	1.40%	4.05%
Class A After Taxes on Distributions and Sales	Mar. 01, 1994	(0.15%)	1.44%	3.82%
Class B	Mar. 01, 1997	(0.29%)	2.26%	4.97%
Class C	Dec. 01, 1998	3.68%	2.62%	4.74%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 47 and 49 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Dow Jones Target Date Funds - Retail)	656	853	1,091	1,775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index℠. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index℠ included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +9.98%

Lowest Quarter:  4th Quarter 2008 -7.19%

Year-to-date total return as of 3/31/2013 is +1.90%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	0.75%	1.91%	2.25%	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	0.08%	0.94%	1.34%	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	0.72%	1.10%	1.43%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class A	Class B	Class C
Management Fees		0.22%	0.22%	0.22%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.06%	1.81%	1.81%
Fee Waiver		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%	1.61%	1.61%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	658	854	1,089	1,760
Class B	664	830	1,142	1,802
Class C	264	530	942	2,093

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	164	530	942	1,802
Class C	164	530	942	2,093

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index℠. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index℠ included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +12.41%

Lowest Quarter:  4th Quarter 2008 -10.77%

Year-to-date total return as of 3/31/2013 is +3.01%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 01, 1994	2.12%	1.22%	5.44%
Class A After Taxes on Distributions	Mar. 01, 1994	1.44%	0.60%	4.73%
Class A After Taxes on Distributions and Sales	Mar. 01, 1994	1.72%	0.74%	4.44%
Class B	Mar. 01, 1997	2.55%	1.29%	5.53%
Class C	Dec. 01, 1998	6.55%	1.67%	5.29%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 47 and 49 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.57%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.06%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Dow Jones Target Date Funds - Retail)	658	854	1,089	1,760

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index℠. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index℠ included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.21%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	3.92%	1.24%	1.17%	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	3.13%	0.53%	0.50%	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	3.05%	0.75%	0.71%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class A	Class B	Class C
Management Fees		0.22%	0.22%	0.22%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.82%
Fee Waiver		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%	1.62%	1.62%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	857	1,094	1,771
Class B	665	833	1,147	1,813
Class C	265	533	947	2,103

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	165	533	947	1,813
Class C	165	533	947	2,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index℠. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index℠ included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +17.61%

Lowest Quarter:  4th Quarter 2008 -17.43%

Year-to-date total return as of 3/31/2013 is +5.37%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 01, 1994	5.28%	0.55%	5.90%
Class A After Taxes on Distributions	Mar. 01, 1994	4.65%	0.05%	5.22%
Class A After Taxes on Distributions and Sales	Mar. 01, 1994	3.96%	0.28%	4.92%
Class B	Mar. 01, 1997	5.88%	0.59%	5.98%
Class C	Dec. 01, 1998	9.86%	0.98%	5.74%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.09%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Dow Jones Target Date Funds - Retail)	660	861	1,102	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index℠. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index℠ included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +19.51%

Lowest Quarter:  4th Quarter 2008 -19.31%

Year-to-date total return as of 3/31/2013 is +6.44%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	6.84%	0.60%	0.35%	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	6.21%	0.11%	(0.10%)	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	4.95%	0.33%	0.14%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class A	Class B	Class C
Management Fees		0.23%	0.23%	0.23%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%	1.63%	1.63%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	660	860	1,098	1,779
Class B	666	836	1,152	1,824
Class C	266	536	952	2,114

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	166	536	952	1,824
Class C	166	536	952	2,114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index℠. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index℠ included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +20.62%

Lowest Quarter:  4th Quarter 2008 -20.87%

Year-to-date total return as of 3/31/2013 is +7.17%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 01, 1994	7.43%	0.18%	6.41%
Class A After Taxes on Distributions	Mar. 01, 1994	6.81%	(0.33%)	5.80%
Class A After Taxes on Distributions and Sales	Mar. 01, 1994	5.46%	(0.02%)	5.43%
Class B	Mar. 01, 1997	8.20%	0.20%	6.48%
Class C	Jul. 01, 1998	12.25%	0.61%	6.25%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 47 and 49 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Dow Jones Target Date Funds - Retail)	660	864	1,112	1,818

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index℠. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +20.59%

Lowest Quarter:  4th Quarter 2008 -20.25%

Year-to-date total return as of 3/31/2013 is +7.65%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	8.07%	0.62%	0.32%	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	7.56%	0.21%	(0.05%)	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	5.69%	0.39%	0.15%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 47 and 49 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Dow Jones Target Date Funds - Retail) (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class A	Class C
Management Fees		0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.59%	0.59%
Acquired Fund Fees and Expenses		0.27%	0.27%
Total Annual Fund Operating Expenses		1.10%	1.85%
Fee Waiver		0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%	1.63%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	660	862	1,105	1,800
Class C	266	538	959	2,132

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Dow Jones Target Date Funds - Retail)	166	538	959	2,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index℠. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +20.82%

Lowest Quarter:  4th Quarter 2008 -20.64%

Year-to-date total return as of 3/31/2013 is +7.56%

Average Annual Total Returns for the periods ended 12/31/2012	[3]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	8.16%	0.57%	0.28%	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	7.44%	(0.07%)	(0.30%)	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	5.92%	0.25%	0.03%	[1]
Class C	Nov. 30, 2012	13.76%	1.76%	1.37%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 47 and 49 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class A (WFA Dow Jones Target Date Funds - Retail)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		1.08%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver		0.72%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Dow Jones Target Date Funds - Retail)	660	914	1,264	2,247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index℠. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012 +11.13%

Lowest Quarter:  2nd Quarter 2012 -4.47%

Year-to-date total return as of 3/31/2013 is +7.57%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov. 30, 2012	8.16%		(0.67%)	[1]
Class A After Taxes on Distributions	Nov. 30, 2012	7.94%		(0.81%)	[1]
Class A After Taxes on Distributions and Sales	Nov. 30, 2012	5.48%		(0.61%)	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
[1]	Performance Since 6/30/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	66	238	455	1,080

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index℠. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index℠, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index℠. As of February 28, 2013, the Dow Jones Target Today Index℠ included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 -3.32%

Year-to-date total return as of 3/31/2013 is +0.18%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov. 08, 1999	4.74%	4.46%	5.32%
Administrator Class After Taxes on Distributions	Nov. 08, 1999	4.02%	3.53%	4.31%
Administrator Class After Taxes on Distributions and Sales	Nov. 08, 1999	3.25%	3.30%	4.08%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.67%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	68	242	459	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index℠. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index℠ included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.46%

Year-to-date total return as of 3/31/2013 is +0.90%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov. 08, 1999	5.62%	3.61%	5.78%
Administrator Class After Taxes on Distributions	Nov. 08, 1999	4.88%	2.75%	4.86%
Administrator Class After Taxes on Distributions and Sales	Nov. 08, 1999	3.92%	2.63%	4.58%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.68%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	69	244	461	1,086

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index℠. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index℠ included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +9.98%

Lowest Quarter:  4th Quarter 2008 -7.19%

Year-to-date total return as of 3/31/2013 is +1.90%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 29, 2007	6.85%	3.12%	3.36%	[1]
Administrator Class After Taxes on Distributions	Jun. 29, 2007	6.15%	2.13%	2.43%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 29, 2007	4.71%	2.13%	2.38%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.90%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	72	246	458	1,070

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index℠. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index℠ included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +12.39%

Lowest Quarter:  4th Quarter 2008 -10.71%

Year-to-date total return as of 3/31/2013 is +3.04%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov. 08, 1999	8.51%	2.63%	6.34%
Administrator Class After Taxes on Distributions	Nov. 08, 1999	7.74%	1.94%	5.56%
Administrator Class After Taxes on Distributions and Sales	Nov. 08, 1999	5.90%	1.92%	5.22%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.90%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	72	246	458	1,070

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index℠. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index℠ included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.21%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 29, 2007	10.28%	2.45%	2.26%	[1]
Administrator Class After Taxes on Distributions	Jun. 29, 2007	9.45%	1.73%	1.59%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 29, 2007	7.22%	1.78%	1.64%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	73	249	464	1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index℠. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index℠ included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +17.79%

Lowest Quarter:  4th Quarter 2008 -17.35%

Year-to-date total return as of 3/31/2013 is +5.41%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov. 08, 1999	11.87%	1.95%	6.80%
Administrator Class After Taxes on Distributions	Nov. 08, 1999	11.17%	1.41%	6.05%
Administrator Class After Taxes on Distributions and Sales	Nov. 08, 1999	8.30%	1.46%	5.70%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.72%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	74	253	473	1,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index℠. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index℠ included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +19.51%

Lowest Quarter:  4th Quarter 2008 -19.31%

Year-to-date total return as of 3/31/2013 is +6.44%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 29, 2007	13.31%	1.79%	1.43%	[1]
Administrator Class After Taxes on Distributions	Jun. 29, 2007	12.64%	1.29%	0.98%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 29, 2007	9.18%	1.35%	1.06%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.72%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	74	252	469	1,094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index℠. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index℠ included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +20.64%

Lowest Quarter:  4th Quarter 2008 -20.91%

Year-to-date total return as of 3/31/2013 is +7.23%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov. 08, 1999	14.25%	1.58%	7.31%
Administrator Class After Taxes on Distributions	Nov. 08, 1999	13.57%	1.04%	6.65%
Administrator Class After Taxes on Distributions and Sales	Nov. 08, 1999	9.95%	1.17%	6.22%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.96%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.72%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	74	257	483	1,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index℠. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +20.59%

Lowest Quarter:  4th Quarter 2008 -20.25%

Year-to-date total return as of 3/31/2013 is +7.65%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 29, 2007	14.64%	1.82%	1.41%	[1]
Administrator Class After Taxes on Distributions	Jun. 29, 2007	14.09%	1.40%	1.03%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 29, 2007	9.98%	1.41%	1.07%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.94%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.72%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	74	255	476	1,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index℠. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +20.82%

Lowest Quarter:  4th Quarter 2008 -20.64%

Year-to-date total return as of 3/31/2013 is +7.56%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 29, 2007	14.76%	1.76%	1.37%	[1]
Administrator Class After Taxes on Distributions	Jun. 29, 2007	13.99%	1.12%	0.77%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 29, 2007	10.24%	1.27%	0.95%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Administrator Class (WFA Dow Jones Target Date Funds - Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.92%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver		0.72%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.72%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Dow Jones Target Date Funds - Administrator)	74	310	646	1,596

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index℠. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 1st Quarter 2012 +11.15%

Lowest Quarter:  2nd Quarter 2012  -4.36%

Year-to-date total return as of 3/31/2013 is +7.59%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Administrator)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Administrator Class	Jun. 30, 2011	14.78%		3.31%	[1]
Administrator Class After Taxes on Distributions	Jun. 30, 2011	14.55%		3.17%	[1]
Administrator Class After Taxes on Distributions and Sales	Jun. 30, 2011	9.79%		2.78%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
[1]	Performance Since 6/30/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	88	305	572	1,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index℠. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index℠, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index℠. As of February 28, 2013, the Dow Jones Target Today Index℠ included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 +3.23%

Year-to-date total return as of 3/31/2013 is +0.27%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan. 31, 2007	4.59%	4.40%	5.28%
Investor Class After Taxes on Distributions	Jan. 31, 2007	3.89%	3.49%	4.27%
Investor Class After Taxes on Distributions and Sales	Jan. 31, 2007	3.15%	3.26%	4.04%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.26%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	90	309	576	1,338

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index℠. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index℠ included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.48%

Year-to-date total return as of 3/31/2013 is +0.82%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan. 31, 2007	5.63%	3.56%	5.74%
Investor Class After Taxes on Distributions	Jan. 31, 2007	4.92%	2.72%	4.83%
Investor Class After Taxes on Distributions and Sales	Jan. 31, 2007	3.92%	2.60%	4.54%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.89%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	91	311	578	1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index℠. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index℠ included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +10.10%

Lowest Quarter:  4th Quarter 2008 -7.20%

Year-to-date total return as of 3/31/2013 is +1.78%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 29, 2007	6.87%	3.08%	3.34%	[1]
Investor Class After Taxes on Distributions	Jun. 29, 2007	6.19%	2.12%	2.43%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 29, 2007	4.72%	2.11%	2.37%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	93	313	575	1,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index℠. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index℠ included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +12.39%

Lowest Quarter:  4th Quarter 2008 -10.73%

Year-to-date total return as of 3/31/2013 is +3.04%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan. 31, 2007	8.45%	2.58%	6.31%
Investor Class After Taxes on Distributions	Jan. 31, 2007	7.70%	1.90%	5.53%
Investor Class After Taxes on Distributions and Sales	Jan. 31, 2007	5.86%	1.87%	5.19%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	93	313	575	1,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index℠. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index℠ included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +15.11%

Lowest Quarter:  4th Quarter 2008 -14.31%

Year-to-date total return as of 3/31/2013 is +4.20%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 29, 2007	10.22%	2.40%	2.22%	[1]
Investor Class After Taxes on Distributions	Jun. 29, 2007	9.40%	1.70%	1.55%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 29, 2007	7.17%	1.75%	1.61%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.92%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	94	316	581	1,336

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index℠. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index℠ included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +17.68%

Lowest Quarter:  4th Quarter 2008 -17.36%

Year-to-date total return as of 3/31/2013 is +5.41%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan. 31, 2007	11.83%	1.89%	6.75%
Investor Class After Taxes on Distributions	Jan. 31, 2007	11.14%	1.35%	6.01%
Investor Class After Taxes on Distributions and Sales	Jan. 31, 2007	8.26%	1.41%	5.66%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	95	321	589	1,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index℠. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index℠ included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +19.42%

Lowest Quarter:  4th Quarter 2008 -19.38%

Year-to-date total return as of 3/31/2013 is +6.40%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 29, 2007	13.18%	1.75%	1.39%	[1]
Investor Class After Taxes on Distributions	Jun. 29, 2007	12.53%	1.28%	0.96%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 29, 2007	9.09%	1.33%	1.03%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)	Jun. 29, 2007	13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	95	319	586	1,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index℠. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index℠ included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +20.65%

Lowest Quarter:  4th Quarter 2008 -20.86%

Year-to-date total return as of 3/31/2013 is +7.18%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan. 31, 2007	14.21%	1.52%	7.26%
Investor Class After Taxes on Distributions	Jan. 31, 2007	13.53%	0.98%	6.61%
Investor Class After Taxes on Distributions and Sales	Jan. 31, 2007	9.92%	1.11%	6.18%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.66%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	95	324	599	1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index℠. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +20.43%

Lowest Quarter:  4th Quarter 2008 -20.31%

Year-to-date total return as of 3/31/2013 is +7.61%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 29, 2007	14.64%	1.75%	1.32%	[1]
Investor Class After Taxes on Distributions	Jun. 29, 2007	14.10%	1.35%	0.97%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 29, 2007	9.97%	1.35%	1.00%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.16%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	95	322	593	1,367

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index℠. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +20.95%

Lowest Quarter:  4th Quarter 2008 -20.72%

Year-to-date total return as of 3/31/2013 is +7.63%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 29, 2007	14.65%	1.69%	1.29%	[1]
Investor Class After Taxes on Distributions	Jun. 29, 2007	13.90%	1.06%	0.73%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 29, 2007	10.16%	1.21%	0.90%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Investor Class (WFA Dow Jones Target Date Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Investor Class (WFA Dow Jones Target Date Funds - Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		1.14%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver		0.73%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Dow Jones Target Date Funds - Investor)	95	376	761	1,839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index℠. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 1st Quarter 2012 +11.15%

Lowest Quarter:  2nd Quarter 2012 -4.43%

Year-to-date total return as of 3/31/2013 is +7.54%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Investor Class	Jun. 30, 2011	14.72%		3.28%	[1]
Investor Class After Taxes on Distributions	Jun. 30, 2011	14.33%		3.05%	[1]
Investor Class After Taxes on Distributions and Sales	Jun. 30, 2011	9.86%		2.72%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
[1]	Performance Since 6/30/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver		0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	46	178	356	872

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index℠. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index℠, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index℠. As of February 28, 2013, the Dow Jones Target Today Index℠ included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 -4.36%

Year-to-date total return as of 3/31/2013 is +0.36%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R4	Nov. 30, 2012	4.99%	4.78%	5.57%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.47%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	48	182	360	876

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index℠. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index℠ included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.48%

Year-to-date total return as of 3/31/2013 is +0.97%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R4	Nov. 30, 2012	6.06%	3.93%	6.01%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.48%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	49	184	362	878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index℠. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index℠ included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +10.20%

Lowest Quarter:  4th Quarter 2008 -7.21%

Year-to-date total return as of 3/31/2013 is +1.99%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	7.29%	3.42%	3.65%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	51	186	359	862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index℠. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index℠ included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +12.47%

Lowest Quarter:  4th Quarter 2008 -10.72%

Year-to-date total return as of 3/31/2013 is +3.10%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R4	Nov. 30, 2012	8.94%	2.95%	6.60%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	51	186	359	862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index℠. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index℠ included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.30%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	10.68%	2.71%	2.53%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.74%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.51%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	52	189	365	874

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index℠. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index℠ included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 3rd Quarter 2009 +17.77%

Lowest Quarter:  4th Quarter 2008 -17.37%

Year-to-date total return as of 3/31/2013 is +5.49%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R4	Nov. 30, 2012	12.26%	2.26%	7.03%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.76%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	53	193	374	896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index℠. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index℠ included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year R4	[4]

Highest Quarter: 2nd Quarter 2009 +19.62%

Lowest Quarter:  4th Quarter 2008 -19.41%

Year-to-date total return as of 3/31/2013 is +6.53%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	13.72%	2.17%	1.78%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	53	192	370	886

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index℠. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index℠ included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 3rd Quarter 2009 +20.72%

Lowest Quarter:  4th Quarter 2008 -20.84%

Year-to-date total return as of 3/31/2013 is +7.29%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R4	Nov. 30, 2012	14.70%	1.90%	7.56%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.79%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	53	197	384	926

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index℠. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +20.64%

Lowest Quarter:  4th Quarter 2008 -20.41%

Year-to-date total return as of 3/31/2013 is +7.66%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	15.03%	2.11%	1.68%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.77%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	53	195	377	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index℠. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 2nd Quarter 2009 +20.91%

Lowest Quarter:  4th Quarter 2008 -20.62%

Year-to-date total return as of 3/31/2013 is +7.73%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	15.12%	2.09%	1.67%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class R4 (WFA Dow Jones Target Date Funds - Class R4)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.27%
Fee Waiver		0.75%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 (WFA Dow Jones Target Date Funds - Class R4)	53	250	548	1,397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index℠.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index℠. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index℠. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index℠ by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index℠, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index℠. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index℠ included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R4	[4]

Highest Quarter: 1st Quarter 2012 +11.23%

Lowest Quarter:  2nd Quarter 2012 -4.39%

Year-to-date total return as of 3/31/2013 is +7.64%

Average Annual Total Returns for the periods ended 12/31/2012	[5]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Class R4)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R4	Nov. 30, 2012	15.15%		3.68%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		5.18%	[1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		16.42%		7.68%	[1]
[1]	Performance Since 6/30/2011

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for Class A shares reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class A expenses. If these expenses had been included, returns for Class A shares would be different. The Administrator Class annual returns are substantially similar to what the Class A annual returns would be because the Administrator Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[3]	Historical performance shown for the Class A and Class C reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class A or the Class C expenses. If these expenses had been included, returns for Class A and Class C shares would be different. The Administrator Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the Administrator Class, Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[4]	Historical performance shown for the Class R4 shares reflects the performance of the Class R6 shares, and is not adjusted to reflect Class R4 expenses. If these expenses had been included, returns for Class R4 would be lower. The Class R6 annual returns are substantially similar to what the Class R4 annual returns would be because the Class R6 and Class R4 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[5]	Historical performance shown for the Class R4 shares reflects the performance of the Class R6 shares, and is not adjusted to reflect Class R4 expenses. If these expenses had been included, returns for Class R4 would be lower. The Class R6 annual returns are substantially similar to what the Class R4 annual returns would be because the Class R6 and Class R4 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.